Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	28 Months Ended	31 Months Ended	37 Months Ended		41 Months Ended	58 Months Ended	60 Months Ended	71 Months Ended	98 Months Ended	102 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial intelligence and innovation fund [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%			(6.91%)
WisdomTree Artificial Intelligence and Innovation Fund | S&P 500® Equal Weight Index [Member[
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%			3.12%
WisdomTree Artificial Intelligence and Innovation Fund | S&P 500® Information Technology Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.78%			15.96%
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence & Innovation Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%			(6.75%)
WisdomTree Artificial Intelligence and Innovation Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%			(6.88%)
WisdomTree Battery Value Chain and Innovation Fund | MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.38%		6.57%
WisdomTree Battery Value Chain and Innovation Fund | MSCI ACWI Materials Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%		(1.01%)
WisdomTree Battery Value Chain and Innovation Fund | WisdomTree Battery Value Chain and Innovation Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.52%)		(15.59%)
WisdomTree Battery Value Chain and Innovation Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.61%)		(15.68%)
WisdomTree Battery Value Chain and Innovation Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.80%)		(15.76%)
WisdomTree BioRevolution Fund | S&P 500® Equal Weight Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%					4.60%
WisdomTree BioRevolution Fund | S&P 500® Health Care Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%					8.03%
WisdomTree BioRevolution Fund | S&P Biotechnology Select Industry Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%					(9.59%)
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.81%)					(13.58%)
WisdomTree BioRevolution Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.64%)					(13.58%)
WisdomTree BioRevolution Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.59%)					(13.55%)
WisdomTree Cloud Computing Fund | S&P 500® Equal Weight Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%							11.41%
WisdomTree Cloud Computing Fund | BVP Nasdaq Emerging Cloud Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%							5.34%
WisdomTree Cloud Computing Fund | S&P 500® Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.52%							17.06%
WisdomTree Cloud Computing Fund | S&P 500® Information Technology Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.78%							27.22%
WisdomTree Cloud Computing Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.38%)							4.94%
WisdomTree Cloud Computing Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.41%)							4.93%
WisdomTree Cybersecurity Fund | S&P 500® Equal Weight Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%						9.72%
WisdomTree Cybersecurity Fund | S&P 500® Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.52%						12.23%
WisdomTree Cybersecurity Fund | S&P 500® Information Technology Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.78%						21.26%
WisdomTree Cybersecurity Fund | WisdomTree Team8 Cybersecurity Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.22%						1.49%
WisdomTree Cybersecurity Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.72%						1.24%
WisdomTree Cybersecurity Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.29%						1.21%
WisdomTree Dynamic Currency Hedged International Equity Fund | MSCI EAFE Local Currency Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%								8.98%			8.47%
WisdomTree Dynamic Currency Hedged International Equity Fund | MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								6.46%			7.14%
WisdomTree Dynamic Currency Hedged International Equity Fund | MSCI EAFE Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%								6.07%			6.42%
WisdomTree Dynamic Currency Hedged International Equity Fund | WisdomTree Dynamic Currency Hedged International Equity Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%								7.81%			8.43%
WisdomTree Dynamic Currency Hedged International Equity Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%								7.53%			8.24%
WisdomTree Dynamic Currency Hedged International Equity Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%								7.52%			8.31%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | MSCI EAFE Local Currency Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%								8.98%			8.47%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | MSCI EAFE Small Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%								4.19%			5.85%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | MSCI EAFE Small Cap Local Currency Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%								7.39%			7.52%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | MSCI EAFE Small Cap Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%								4.65%			5.97%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | WisdomTree Dynamic Currency Hedged International SmallCap Equity Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%								7.30%			8.09%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.34%								6.98%			7.70%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.27%								7.11%			7.84%
WisdomTree Emerging Markets Efficient Core Fund | MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%				(3.69%)
WisdomTree Emerging Markets Efficient Core Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%				(6.51%)
WisdomTree Emerging Markets Efficient Core Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%				(6.71%)
WisdomTree Emerging Markets ex-China Fund | MSCI Emerging Markets ex-China Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%	16.86%
WisdomTree Emerging Markets ex-China Fund | WisdomTree Emerging Markets ex-China Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	18.88%
WisdomTree Emerging Markets ex-China Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%	17.49%
WisdomTree Emerging Markets ex-China Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%	17.59%
WisdomTree International Efficient Core Fund | MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%				3.11%
WisdomTree International Efficient Core Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%				(0.10%)
WisdomTree International Efficient Core Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%				(0.04%)
WisdomTree U.S. Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%								(0.23%)		0.95%
WisdomTree U.S. Corporate Bond Fund | ICE BofA Merrill Lynch U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%								0.78%		2.22%
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Quality Corporate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%								0.69%		2.10%
WisdomTree U.S. Corporate Bond Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%								0.41%		1.75%
WisdomTree U.S. Corporate Bond Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%								0.35%		1.74%
WisdomTree U.S. Efficient Core Fund | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%								15.05%	13.70%
WisdomTree U.S. Efficient Core Fund | 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%								8.78%	8.59%
WisdomTree U.S. Efficient Core Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%								11.41%	11.29%
WisdomTree U.S. Efficient Core Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.95%								11.43%	11.30%
WisdomTree U.S. High Yield Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%								(0.23%)		0.95%
WisdomTree U.S. High Yield Corporate Bond Fund | ICE BofA Merrill Lynch U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%								3.72%		5.31%
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%								2.93%		4.89%
WisdomTree U.S. High Yield Corporate Bond Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%								2.48%		4.22%
WisdomTree U.S. High Yield Corporate Bond Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%								2.49%		4.22%
WisdomTree U.S. Short-Term Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%								(0.23%)		0.95%
WisdomTree U.S. Short-Term Corporate Bond Fund | ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%								1.80%		2.23%
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-term Quality Corporate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%								1.76%		2.14%
WisdomTree U.S. Short-Term Corporate Bond Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%								1.41%		1.74%
WisdomTree U.S. Short-Term Corporate Bond Fund | Fund Market Price Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%								1.38%		1.70%